Private Placement (Details) - USD ($)	9 Months Ended	10 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Feb. 14, 2023
Private Placement [Member]
Private Placement [Line Items]
Sale of shares	565,375	565,375
Price per share (in Dollars per share)	$ 10	$ 10
Gross proceeds (in Dollars)	$ 5,653,750	$ 5,653,750
Over-Allotment Option [Member]
Private Placement [Line Items]
Sale of shares	54,000	54,000
IPO [Member]
Private Placement [Line Items]
Sale of shares	565,375
Price per share (in Dollars per share)		$ 10	$ 10.25